Short-Term and Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2021
Debt Disclosure [Abstract]
Composition of Short Term Debt and Weighted Average Contract Interest Rate on Short Term Debt
The composition of short-term debt and the weighted average contract interest rate on short-term debt at March 31, 2020 and 2021 are as follows:
March 31, 2020

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥131,822	1.0%
Short-term debt outside Japan, mainly from banks	187,300	2.2
Commercial paper in Japan	12,998	0.1
Commercial paper outside Japan	4,712	2.6

	¥336,832	1.7

March 31, 2021

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥81,726	0.3%
Short-term debt outside Japan, mainly from banks	209,852	1.9
Medium-term note outside Japan	1,336	3.0
Commercial paper in Japan	12,999	0.0
Commercial paper outside Japan	1,356	1.0

	¥307,269	1.4

Composition of Long Term Debt, Weighted Average Contract Interest Rate on Long Term Debt and Repayment Due Dates
The composition of long-term debt, the weighted average contract interest rate on long-term debt and the repayment due dates at March 31, 2020 and 2021 are as follows:
March 31, 2020

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2021~2037	¥463,599	1.2%
Floating rate	2021~2077	1,957,105	1.5
Insurance companies and others:
Fixed rate	2022~2037	336,821	1.2
Floating rate	2021~2077	336,949	1.8
Unsecured bonds	2022~2080	845,938	1.7
Unsecured notes under medium-term note program	2021~2027	176,802	3.1
Payables under securitized lease receivables	2021~2021	4,322	0.2
Payables under securitized loan receivables and investment in securities	2022~2039	157,818	2.2

		¥4,279,354	1.6

March 31, 2021

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2022~2037	¥519,858	1.2%
Floating rate	2022~2077	2,038,098	0.8
Insurance companies and others:
Fixed rate	2023~2039	328,790	0.8
Floating rate	2023~2077	302,337	0.6
Unsecured bonds	2023~2081	927,088	1.5
Unsecured notes under medium-term note program	2023~2027	141,296	3.1
Payables under securitized loan receivables and investment in securities	2022~2043	159,366	3.2

		¥4,416,833	1.1

Schedule of Long Term Debt Repayment
The repayment schedule for the next five years and thereafter for long-term debt at March 31, 2021 is as follows:

Years ending March 31,	Millions of yen
2022	¥704,742
2023	646,866
2024	654,121
2025	513,130
2026	371,855
Thereafter	1,526,119

Total	¥4,416,833

Secured Assets for Short Term and Long Term Debt Payables to Financial Institutions
Other than the assets of the consolidated VIEs pledged as collateral for financing (see Note 14 “Variable Interest Entities”), the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2021:

Millions of yen
Lease payments, loans and investment in operating leases	¥125,196
Investment in securities	172,503
Property under facility operations	27,125
Other assets and other	14,026

¥338,850